The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account E
The American Legacy®
Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III, American Legacy® III C Share, American Legacy® III View, American Legacy® Shareholder’s Advantage, American Legacy® Signature, American Legacy® Series, American Legacy® Design, American Legacy® Advisory
Lincoln Life Variable Annuity Account N
ChoicePlusSM, ChoicePlusSM Access, ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Advance, ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share, ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share, ChoicePlus AssuranceSM Prime, ChoicePlus AssuranceSM Series, ChoicePlusSM Design, ChoicePlusSM Rollover, ChoicePlusSM Signature, ChoicePlusSM Advisory, InvestmentSolutionsSM RIA
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III, American Legacy® III C Share, American Legacy® III View, American Legacy® Shareholder’s Advantage, American Legacy® Signature, American Legacy® Series, American Legacy® Design, American Legacy® Advisory
Lincoln New York Account N for Variable Annuities
ChoicePlusSM, ChoicePlusSM Access, ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Advance, ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share, ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share, ChoicePlus AssuranceSM Prime, ChoicePlus AssuranceSM Series, ChoicePlusSM Design, ChoicePlusSM Signature, ChoicePlusSM Advisory
Rate Sheet Prospectus Supplement dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates and percentages for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on or after May 1, 2021.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Enhancement Rate
5%
Protected Annual Income Rates
The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55-58	2.50%	55-58	2.25%
59-64	3.50%	59-64	3.00%
65 +	5.00%	65 +	4.50%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Charge Rate
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Guaranteed Income Benefit Percentages
The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.50%	40-54	2.20%
55-58	2.50%	55-58	2.20%
59-64	3.25%	59-64	2.75%
65-69	4.00%	65-69	3.25%
70-74	4.50%	70-74	3.50%
75-79	4.50%	75-79	3.75%
80+	4.50%	80+	4.00%

In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed on and after May 1, 2021. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account E
Lincoln National Variable Annuity Account H
Lincoln Life Variable Annuity Account N
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
Lincoln New York Account N for Variable Annuities
Rate Sheet Prospectus Supplement dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates and percentages for the Lincoln Market Select® Advantage rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on or after May 1, 2021.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Enhancement Rate
5%
Protected Annual Income Rates
The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55-58	2.25%	55-58	2.00%
59-64	3.25%	59-64	3.00%
65 +	4.75%	65 +	4.15%

i4LIFE® Advantage Select Guaranteed Income Benefit Charge Rate
i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%

Guaranteed Income Benefit Percentages
The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The rates listed below are for i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.00%	59-64	2.50%
65-69	3.75%	65-69	2.75%
70-74	4.00%	70-74	3.25%
75-79	4.25%	75-79	3.50%
80+	4.25%	80+	3.75%

In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed on and after May 1, 2021. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account E
Lincoln National Variable Annuity Account H
Lincoln Life Variable Annuity Account N
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
Lincoln New York Account N for Variable Annuities
Rate Sheet Prospectus Supplement dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates and percentages for the 4LATER® Select Advantage rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on and after May 1, 2021.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Enhancement Rate
5%
i4LIFE® Advantage Select Guaranteed Income Benefit Charge Rate
i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from 4LATER® Select Advantage	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.00%	59-64	2.50%
65-69	3.75%	65-69	2.75%
70-74	4.00%	70-74	3.25%
75-79	4.25%	75-79	3.50%
80+	4.25%	80+	3.75%

In order to receive the rate indicated in this Rate Sheet, your 4LATER® Select Advantage application or rider election form must be signed and dated on and after May 1, 2021. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

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The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account E
The American Legacy®
Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III, American Legacy® III C Share, American Legacy® III View, American Legacy® Shareholder’s Advantage, American Legacy® Signature, American Legacy® Series, American Legacy® Design, American Legacy® Advisory
Lincoln Life Variable Annuity Account N
ChoicePlusSM, ChoicePlusSM Access, ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Advance, ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share, ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share, ChoicePlus AssuranceSM Prime, ChoicePlus AssuranceSM Series, ChoicePlusSM Design, ChoicePlusSM Rollover, ChoicePlusSM Signature, ChoicePlusSM Advisory
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III, American Legacy® III C Share, American Legacy® III View, American Legacy® Shareholder’s Advantage, American Legacy® Signature, American Legacy® Series, American Legacy® Design, American Legacy® Advisory
Lincoln New York Account N for Variable Annuities
ChoicePlusSM, ChoicePlusSM Access, ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Advance, ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share, ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share, ChoicePlus AssuranceSM Prime, ChoicePlus AssuranceSM Series, ChoicePlusSM Design, ChoicePlusSM Signature, ChoicePlusSM Advisory
Rate Sheet Prospectus Supplement dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the i4LIFE® Advantage Guaranteed Income Benefit rate and percentages that we are currently offering. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on and after May 1, 2021.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Charge Rate
	Single Life	Joint Life
Current Initial Annual Charge*	1.35%	1.55%
*The charge is added to the product charge which included the mortality and expense risk charge for the death benefit you have elected.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.00%	Under 40	2.00%
40-54	2.50%	40-54	2.20%
55-58	2.50%	55-58	2.20%
59-64	3.25%	59-64	2.75%
65-69	4.00%	65-69	3.25%
70-74	4.50%	70-74	3.50%
75-79	4.50%	75-79	3.75%
80+	4.50%	80+	4.00%

In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated on and after May 1, 2021. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
*Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).

The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account E
Lincoln National Variable Annuity Account H
Lincoln Life Variable Annuity Account N
Rate Sheet Prospectus Supplement to the Prospectus dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) outlines the rider charges and the Protected Annual Income rates for the Lincoln Wealth PassSM rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or rider election forms signed on and after May 1, 2020 and may be superseded at any time.
In the event we change our rates, the new rates will be disclosed on a new rate sheet at least 10 days in advance of the change. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Charge Rate
Age at Issue 0 – 65	1.00%
Age at Issue 66 – 80	1.25%
Protected Annual Income Rate
The Protected Annual Income (“PAI”) rate will be based on the Contractowner’s age on the earlier of the latest date to begin withdrawals to stretch payments over the owner’s life expectancy (i.e., death of the original account owner or Contractowner), or the date that the Contract Value reduces to zero. Thereafter, the rate will not change.
Age	PAI Rate
0 – 54	4.50%
55 – 58	5.00%
59 – 69	5.50%
70+	6.00%
In order to receive the rates indicated in this Rate Sheet, your application or rider election form must be signed on and after May 1, 2020. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time. The rates set forth above may be superseded at any time, in our sole discretion.
Subject to the rules above, if the Protected Annual Income rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Protected Annual Income rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

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The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account E
Lincoln National Variable Annuity Account H
Lincoln Life Variable Annuity Account N
Rate Sheet Prospectus Supplement to the Prospectus dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates for the Lincoln IRA Income PlusSM rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on and after May 1, 2020.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The Protected Annual Income amount is determined (a) by multiplying the Protected Income Base by the applicable rate, and (b) whether or your Contract Value has been reduced to zero. Thereafter, the Protected Annual Income rate will decrease once the Contract Value reaches zero.
Two options are available, and you can decide which option is best suited to your needs. Option 1 may be appropriate if you would like lower initial income with higher income once the Contract Value reaches zero. Comparatively, Option 2 will provide a higher initial income with lower income once the Contract Value reaches zero.
For both Option1 and Option 2, the rates in Table A apply prior to the Contract Value reaching zero. Once the Contract Value reaches zero, Table B will be used, and the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B.
OPTION 1
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life
70+	6.25%	N/A*	70+	5.00%
*Joint Life is currently not available.
OPTION 2
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life
70+	7.00%	N/A*	70+	4.00%
*Joint Life is currently not available.
In order to receive the rates indicated in this Rate Sheet, your application must be signed on and after May 1, 2020. We must receive your application in Good Order within 10 days from the date you sign your application, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time. Subject to the rules above, if the Protected Annual Income rates that we are currently offering on the day the contract is issued are higher than the rates we were offering on the date you signed your application, you will receive the higher set of rates. If the rates have decreased when we compare rates that we are offering on the day you signed your application to the set of rates that we are offering on the day your contract is issued, your contract will be issued with the rates that were in effect on the day you signed your application, subject to meeting the rules above.

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The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account E
Lincoln National Variable Annuity Account H
Lincoln Life Variable Annuity Account N
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
Lincoln New York Account N for Variable Annuities
Rate Sheet Prospectus Supplement dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates for the Lincoln Max 6 SelectSM Advantage rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on and after May 1, 2021.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Enhancement Rate
5%
The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up and will decrease once the Contract Value reaches zero.
The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life & Joint Life Option
55 – 58	N/A	N/A	55 - 58	N/A
59 – 64	5.25%	3.00%	59+	3.00%
65 – 69	6.50%	5.50%
70 – 74	6.75%	5.75%
75 +	7.00%	6.00%

In order to receive the rates indicated in this Rate Sheet, your application and/or election forms must be signed and dated on and after May 1, 2021. We must receive your application and/or election forms in Good Order within one day from the date you sign your application and/or election forms, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

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American Legacy® Design
Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners
May 1, 2021
This updating summary prospectus summarizes certain changes to key features of the American Legacy® Design variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the American Legacy® Design contract.
The prospectus for the American Legacy® Design variable annuity contract contains more information about the contract’s features, benefits, and risks. You can find the prospectus and other information about the contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-800-942-5500 or by sending an email request to CustServSupportTeam@lfg.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The funds’ prospectuses and other shareholder reports will be made available on www.lfg.com/VAprospectus. If you wish to receive future shareholder reports in paper, free of charge, please call us at 1-800-942-5500, send an email request to CustServSupportTeam@lfg.com, or contact your registered representative. Your election to receive reports in paper will apply to all funds available under your contract.

Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain contract features that have changed since the statutory prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your contract.
Summary of Recent Contract Changes:
•	The following fund(s) name change(s):

Former Fund Name	New Fund Name
American Funds Blue Chip Income and Growth	American Funds Washington Mutual Investors Fund
American Funds Managed Risk Blue Chip Income and Growth Fund	American Funds Managed Risk Washington Mutual Investors Fund
American Funds Global Growth and Income Fund	American Funds Capital World Growth and Income Fund
American Funds High-Income Bond Fund	American Funds High-Income Trust
American Funds Bond Fund	American Funds The Bond Fund of America
American Funds U.S. Government/AAA-Rated Securities Fund	American Funds U.S. Government Securities Fund

•	The current fee rate and the current Enhancement rate for new elections of the riders listed below were removed from the prospectus and are now disclosed in the Rate Sheet prospectus supplement:
•	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
•	Lincoln Market Select® Advantage
•	Lincoln Max 6 SelectSM Advantage
•	Lincoln IRA Income PlusSM
•	4LATER® Select Advantage
•	i4LIFE® Advantage Guaranteed Income Benefit
•	The charge rate for Lincoln Lifetime IncomeSM Advantage 2.0 will increase to 1.25% single life option (1.50% joint life option) upon the earlier of (a) the next Account Value Step-up of the Protected Income Base or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000 or (c) if the Protected Income Base increases as a result of an Enhancement after the tenth Benefit Year anniversary.
•	The charge rate for Lincoln Lifetime IncomeSM Advantage will increase to 1.25% single life and joint life option upon the earlier of (a) the next Account Value Step-up of the Protected Income Base or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit year anniversary equal or exceed $100,000. The additional charge for Lincoln Lifetime IncomeSM Advantage Plus will increase to 0.15% for single life and joint life options.
•	The charge rate for Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option will increase to 1.00% single life option (1.25% joint life option) upon an automatic step-up of the Guaranteed Amount after the 10th Benefit Year anniversary.
The charge rate for Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option will increase to 0.95% single life option upon the next election of a step-up of the Guaranteed Amount.
•	The charge rate for 4LATER® Advantage will increase to 0.90% single life option upon the next automatic or elected reset of the Protected Income Base.

Important Information You Should Consider About the American Legacy® Design Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	If you make a withdrawal in excess of the free withdrawal amount before the 7th anniversary since your last Purchase Payment (Design 1 and Design 3) or 4th anniversary (Design 2), you may be assessed a surrender charge of up to 8.5% of the amount withdrawn, declining to 0% over that time period. For example, if you purchase a contract and make a withdrawal of $100,000 during the first 2 years after your Purchase Payment, you could be assessed a charge of up to $8,500 on the Purchase Payment withdrawn.			• Fee Tables • Examples • Charges and Other Deductions – Surrender Charge
Transaction Charges	None, other than surrender charges.			• N/A
Ongoing Fees and Expenses (annual charges)	Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			• Fee Tables • Examples • Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.12%[1]	1.57%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.17%[1]	1.62%[1]
	Base Contract – Enhanced Guaranteed Minimum Death Benefit	1.42%[1]	1.87%[1]
	Base Contract – Estate Enhancement Benefit	1.62%[1]	2.07%[1]
	Investment options (fund fees and expenses)	0.55%[1]	1.27%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40% [1]	2.45% [2]
1 As a percentage of average Account Value in the Subaccounts.
[2] As an annualized percentage of the Protected Income Base.
Lowest and Highest Annual Cost Table. Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.
	Lowest Annual Cost: $1,955	Highest Annual Cost: $6,083
	Assumes:	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of contract option, fund fees and expenses
• No optional benefits
• No surrender charges
• No additional Purchase Payments, transfers, or withdrawals	• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of contract option, optional benefits, fund fees and expenses
• No surrender charges
• No additional Purchase Payments, transfers, or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	• You can lose money by investing in this contract, including loss of principal.	• Principal Risks • Investments of the Variable Annuity Account
Not a Short-Term Investment	• This contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
• Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your contract or the amount of money that you actually receive.
	• The benefits of tax deferral, long-term income, and living benefit protections also mean the contract is more beneficial to investors with a long time horizon.	• Principal Risks • Surrender and Withdrawals • Fee Tables • Charges and Other Deductions • Living Benefit Riders
Risks Associated with Investment Options	• An investment in this contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the contract.
• Each investment option (including the fixed account option) has its own unique risks.
	• You should review the investment options before making an investment decision.	• Principal Risks • Investments of the Variable Annuity Account
Insurance Company Risks	• An investment in the contract is subject to the risks related to us. Any obligations (including under the fixed account option), guarantees, or benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-942-5500 or visiting www.LincolnFinancial.com.	• Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments	• The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.
	• We reserve the right to remove or substitute any funds as investment options that are available under the contract.	• Principal Risks • Investments of the Variable Annuity Account
Optional Benefits	• Optional benefits may limit or restrict the investment options that you may select under the contract. We may change these restrictions in the future.
• Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
• You are required to have a certain level of Contract Value for some new rider elections.
• We may modify or stop offering an optional benefit that is currently available at any time.
	• If you elect certain optional benefits, you may be limited in the amount of Purchase Payments that you can make (and when).	• The Contracts • Living Benefit Riders • Appendix B – Investment Requirements • Appendix C — Discontinued Death Benefit and Living Benefit Riders
	TAXES	Location in Prospectus
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If you purchase the contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the contract.
	• Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.	• Federal Tax Matters

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation	• Your registered representative may receive compensation for selling this contract to you, both in the form of commissions and because we may share the revenue it earns on this contract with the professional’s firm. (Your investment professional may be your broker, investment adviser, insurance agent, or someone else).
	• This conflict of interest may influence your investment professional to recommend this contract over another investment.	• Distribution of the Contracts • Principal Risks
Exchanges	• If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	• The Contracts - Replacement of Existing Insurance

Appendix A— Funds Available Under The Contract
The following is a list of funds currently available under the Contract. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information at no cost by calling 1-800-942-5500 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Asset Allocation Fund - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	0.55%	12.46%	10.59%	9.91%
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Asset Allocation Fund - Class 4 This fund is not available in contracts issued before January 9, 2017.	0.80%	12.16%	10.31%	9.74%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds Capital Income Builder® - Class 4	0.78%[2]	4.11%	5.84%	N/A
To provide, over the long term, with a high level of total return consistent with prudent investment management.	American Funds Capital World Bond Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.73%[2]	9.90%	5.10%	3.04%
To provide, over the long term, with a high level of total return consistent with prudent investment management.	American Funds Capital World Bond Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.98%[2]	9.62%	4.84%	2.85%
Long-term growth of capital while providing current income.	American Funds Capital World Growth and Income Fund - Class 2 (formerly American Funds Global Growth and Income Fund) This fund is not available in contracts issued on or after May 22, 2017.	0.68%[2]	8.73%	11.76%	9.56%
Long-term growth of capital while providing current income.	American Funds Capital World Growth and Income Fund - Class 4 (formerly American Funds Global Growth and Income Fund) This fund is not available in contracts issued before May 22, 2017.	0.93%[2]	8.55%	11.48%	9.33%
The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds Global Balanced Fund - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	0.97%	10.30%	9.30%	N/A
The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds Global Balanced Fund - Class 4 This fund is not available in contracts issued before January 9, 2017.	1.22%	10.00%	9.03%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Long-term growth of capital.	American Funds Global Growth Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.81%	30.47%	16.26%	12.86%
Long-term growth of capital.	American Funds Global Growth Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	1.06%	30.17%	15.96%	12.62%
Long-term growth of capital. A fund of funds.	American Funds Global Growth PortfolioSM - Class 4	1.07%	23.80%	14.50%	N/A
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.99%	29.72%	14.43%	9.43%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	1.24%	29.39%	14.15%	9.17%
Long-term growth of capital and income. A fund of funds.	American Funds Growth and Income PortfolioSM - Class 4	0.83%	14.86%	10.23%	N/A
Growth of capital.	American Funds Growth Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.61%	52.08%	22.75%	16.85%
Growth of capital.	American Funds Growth Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.86%	51.71%	22.44%	16.57%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.55%	13.55%	13.93%	12.74%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.80%	13.25%	13.65%	12.47%
To provide investors with a high level of current income; capital appreciation is the secondary objective.	American Funds High-Income Trust - Class 2 (formerly American Funds High-Income Bond Fund) This fund is not available in contracts issued on or after May 22, 2017.	0.77%	7.94%	8.34%	5.57%
To provide investors with a high level of current income; capital appreciation is the secondary objective.	American Funds High-Income Trust - Class 4 (formerly American Funds High-Income Bond Fund) This fund is not available in contracts issued before May 22, 2017.	1.02%	7.74%	8.05%	5.36%
Long-term growth of capital.	American Funds International Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.80%	13.97%	10.73%	6.68%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Long-term growth of capital.	American Funds International Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	1.05%	13.66%	10.45%	6.43%
Long-term growth of capital while providing current income.	American Funds International Growth and Income Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.93%	6.01%	7.94%	5.43%
Long-term growth of capital while providing current income.	American Funds International Growth and Income Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	1.18%	5.73%	7.67%	5.21%
To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Asset Allocation Fund - Class P2	0.90%[2]	5.88%	7.91%	N/A
High total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Global Allocation PortfolioSM - Class P2	1.14%[2]	5.65%	7.35%	N/A
Long-term growth of capital and current income while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Growth and Income PortfolioSM - Class P2	0.93%[2]	4.96%	7.59%	N/A
To provide growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Growth Fund - Class P2	0.94%[2]	32.03%	15.64%	N/A
Long-term growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Growth PortfolioSM - Class P2	0.96%[2]	13.35%	9.75%	N/A
To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Growth-Income Fund - Class P2	0.88%[2]	9.58%	10.27%	N/A
To provide long-term growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk International Fund - Class P2	1.11%[2]	2.80%	6.19%	N/A
To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Washington Mutual Investors Fund - Class P2 (formerly American Funds Managed Risk Blue Chip Income and Growth Fund)	0.88%[2]	-1.25%	6.32%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
To provide current income and preservation of capital.	American Funds Mortgage Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.52%[2]	6.72%	3.08%	N/A
To provide current income and preservation of capital.	American Funds Mortgage Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.77%[2]	6.38%	2.82%	N/A
Long-term capital appreciation.	American Funds New World Fund® - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.84%[2]	23.58%	13.33%	6.54%
Long-term capital appreciation.	American Funds New World Fund® - Class 4 This fund is not available in contracts issued before May 22, 2017.	1.09%[2]	23.29%	13.05%	6.33%
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America - Class 2 (formerly American Funds Bond Fund) This fund is not available in contracts issued on or after May 22, 2017.	0.46%[2]	9.73%	4.92%	3.92%
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America - Class 4 (formerly American Funds Bond Fund) This fund is not available in contracts issued before May 22, 2017.	0.71%[2]	9.38%	4.66%	3.67%
To provide a high level of current income consistent with preservation of capital.	American Funds U.S. Government Securities Fund - Class 2 (formerly American Funds U.S. Government/AAA-Rated Securities Fund) This fund is not available in contracts issued on or after January 9, 2017.	0.48%[2]	9.80%	3.67%	3.10%
To provide a high level of current income consistent with preservation of capital.	American Funds U.S. Government Securities Fund - Class 4 (formerly American Funds U.S. Government/AAA-Rated Securities Fund0 This fund is not available in contracts issued before January 9, 2017.	0.73%[2]	9.48%	3.42%	2.89%
To provide the investors with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.	American Funds Ultra-Short Bond Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.62%	0.03%	0.65%	0.08%
To provide the investors with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity .	American Funds Ultra-Short Bond Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.87%	-0.25%	0.40%	-0.09%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds Washington Mutual Investors Fund - Class 2 (formerly American Funds Blue Chip Income and Growth Fund) This fund is not available in contracts issued on or after May 22, 2017.	0.52%[2]	8.68%	10.85%	10.90%
To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds Washington Mutual Investors Fund - Class 4 (formerly American Funds Blue Chip Income and Growth Fund) This fund is not available in contracts issued before May 22, 2017.	0.77%[2]	8.47%	10.58%	10.68%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Service Class	0.94%[2]	15.97%	9.49%	7.58%
A balance between a high level of current income and growth of capital. A fund of funds.	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	0.95%[2]	9.70%	7.43%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Global Growth Allocation Managed Risk Fund - Service Class	0.99%[2]	10.51%	8.18%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Service Class	0.96%[2]	16.79%	10.37%	8.24%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP American Income Allocation Fund - Service Class	0.93%[2]	13.77%	7.79%	6.27%
Current income, consistent with the preservation of capital. A fund of funds.	LVIP American Preservation Fund - Service Class	0.85%[2]	5.44%	2.56%	N/A
[1]	The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
[2]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this funds annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.

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Appendix B — Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you are subject to Investment Requirements. This requirement means you are limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you are not able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchase. If you do not elect a Living Benefit Rider, the Investment Requirements will not apply to your contract. Different Investment Requirements may apply if you terminate one rider and elect another rider.
If you elect...	and the date of election is...	you will be subject to Investment Requirements
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	On or after April 2, 2012	Option 3 for Managed Risk riders
4LATER® Advantage (Managed Risk)	On or after July 16, 2012	Option 3 for Managed Risk riders
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	On or after May 21, 2012	Option 3 for Managed Risk riders
Lincoln Max 6 SelectSM Advantage	On or after May 22, 2017	Option 3
Lincoln IRA Income PlusSM	On or after January 14, 2019	Option 3
4LATER® Select Advantage	On or after January 9, 2017	Option 3
i4LIFE® Advantage Select Guaranteed Income Benefit	On or after August 29, 2016	Option 3
Lincoln Market Select® Advantage	On or after October 5, 2015	Option 3
Lincoln Long-Term CareSM Advantage	On or after June 27, 2011	Option 3
Lincoln Lifetime IncomeSM Advantage 2.0	On or after November 15, 2010	Option 3

If you elect...	and the date of election is...	you will be subject to Investment Requirements
Lincoln Lifetime IncomeSM Advantage	February 19, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
Lincoln SmartSecurity® Advantage	Prior to April 10, 2006 April 10, 2006 through January 19, 2009 On or after January 20, 2009	N/A Option 1 Option 3
4LATER® Advantage	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.1)	Prior to April 10, 2006 On or after April 10, 2006	N/A Option 1
i4LIFE® Advantage Guaranteed Income Benefit (v.2)	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.3)	October 6, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.4)	On or after November 15, 2010	Option 3
Investment Requirements – Option 1
No more than 35% of your Contract Value (includes Account Value if i4LIFE® Advantage is in effect) can be invested in the following Subaccounts (“Limited Subaccounts”) (Note: not all Subaccounts are available with all contracts):
•	American Funds Capital Income Builder®
•	American Funds Global Growth Fund
•	American Funds Global Growth PortfolioSM
•	American Funds Global Growth and Income Fund
•	American Funds Global Small Capitalization Fund
•	American Funds High-Income Bond Fund
•	American Funds International Fund
•	American Funds International Growth and Income Fund
•	American Funds New World Fund®

All other Subaccounts will be referred to as “Non-Limited Subaccounts” .
You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of the rider, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.
If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the American Funds Ultra-Short Bond Fund Subaccount. We reserve the right to designate a different investment option other than the American Funds Ultra-Short Bond Fund as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement.
We may move Subaccounts on or off the Limited or Non-Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited or Non-Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or
2.	take no action and be subject to the quarterly rebalancing as described above; or

3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
Investment Requirements – Option 2
You can select the percentages of Contract Value (includes Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the American Funds Ultra-Short Bond Fund Subaccount as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.	if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of Contract Value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009. For Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements.
At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 25% of Contract Value or Account Value	Group 2 Investments cannot exceed 75% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
American Funds Bond Fund
American Funds Capital World Bond Fund
American Funds High-Income Bond Fund
American Funds Mortgage Fund
American Funds U.S. Government/AAA-Rated Securities
LVIP American Preservation Fund	All other investment options except as discussed below.	No Subaccounts at this time.
The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts on the following list; however, if you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions.
•	American Funds Asset Allocation Fund
•	American Funds Bond Fund
•	American Funds Capital World Bond Fund
•	American Funds Global Balanced Fund
•	American Funds High-Income Bond Fund
•	American Funds Managed Risk Asset Allocation Fund

•	American Funds Managed Risk Global Allocation PortfolioSM
•	American Funds Managed Risk Growth and Income PortfolioSM
•	American Funds Managed Risk Growth PortfolioSM
•	American Funds Mortgage Fund
•	American Funds U.S. Government/AAA-Rated Securities Fund
•	LVIP American Balanced Allocation Fund
•	LVIP American Growth Allocation Fund
•	LVIP American Income Allocation Fund
•	LVIP American Preservation Fund
•	LVIP American Global Balanced Allocation Managed Risk Fund
•	LVIP American Global Growth Allocation Managed Risk Fund
To satisfy these Investment Requirements, Contract Value or i4LIFE® Advantage Account Value may be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. At this time, 100% of the Contract Value or i4LIFE® Advantage Account Value can be allocated to one of the following models: American Legacy Fundamental Growth and Income Model, American Legacy Fundamental Equity Growth Model, American Legacy Fundamental Balanced Model, or American Legacy Fundamental Income Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1 or Group 2 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider before January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to the American Funds Asset Allocation Fund (a Subaccount), the American Funds Managed Risk Asset Allocation Fund or the LVIP American Income Allocation Fund, or to one of these asset allocation models: the American Legacy Fundamental Balanced Model or the American Legacy Fundamental Income Model.
Investment Requirements – Option 3
If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below.
If you elect Lincoln IRA Income PlusSM, you must allocate your Contract Value in accordance with the Investment Requirements for the Lincoln IRA Income PlusSM section below.
If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit or other Living Benefit Riders sections below, according to which rider you purchased and the date of purchase. For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the American Funds Ultra-Short Bond Fund as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
For certain Living Benefit Riders, the Subaccounts of your contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Please review the Investment Requirements below to determine which Investment Requirements apply to your rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. For other Living Benefit Riders, we may only make certain Subaccounts available to you, which are listed below.
For all Living Benefit Riders, we may add or remove Subaccounts at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
Option 3 – Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elected on or after May 21, 2018 and prior to May 18, 2020. If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) on or after May 21, 2018 and prior to May 18, 2020, you must currently allocate 100% of your i4LIFE® Advantage Account Value among one or more of the following Subaccounts only.
•	American Funds Managed Risk Asset Allocation Fund
•	American Funds Managed Risk Global Allocation PortfolioSM
•	American Funds Managed Risk Growth and Income PortfolioSM
•	American Funds Managed Risk Growth Fund
•	American Funds Managed Risk Growth PortfolioSM
•	American Funds Managed Risk Growth-Income Fund
•	American Funds Managed Risk International Fund
•	American Funds Managed Risk Washington Mutual Investors Fund
•	American Funds Mortgage Fund*
•	American Funds The Bond Fund of America*
•	American Funds U.S. Government Securities Fund*
•	LVIP American Global Balanced Allocation Managed Risk Fund
•	LVIP American Global Growth Allocation Managed Risk Fund
•	LVIP American Preservation Fund

* This fund is only available to contracts issued on or after May 22, 2017.
The fixed account is only available for dollar cost averaging.

Option 3 – Investment Requirements for Managed Risk Riders. If you elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), 4LATER® Advantage (Managed Risk), are transitioning from one of these riders to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) prior to May 21, 2018 or on or after May 18, 2020, you must currently allocate your Contract Value among one or more of the following Subaccounts only.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.	Group 3 Investments cannot exceed 10% of Contract Value or Account Value.
American Funds Mortgage Fund* American Funds The Bond Fund of America* American Funds U.S. Government Securities Fund* LVIP American Preservation Fund	American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth Fund
American Funds Managed Risk Growth PortfolioSM
American Funds Managed Risk Growth-Income Fund
American Funds Managed Risk International Fund
American Funds Managed Risk Washington Mutual Investors Fund
LVIP American Global Balanced Allocation Managed Risk Fund
	LVIP American Global Growth Allocation Managed Risk Fund	No Subaccounts at this time.
* This fund is only available to contracts issued on or after May 22, 2017.
The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Funds Managed Risk Asset Allocation Fund
•	American Funds Managed Risk Global Allocation PortfolioSM
•	American Funds Managed Risk Growth and Income PortfolioSM
•	American Funds Managed Risk Growth PortfolioSM
•	American Funds Mortgage Fund*
•	American Funds The Bond Fund of America*
•	American Funds U.S. Government Securities Fund*
•	LVIP American Global Balanced Allocation Managed Risk Fund
•	LVIP American Global Growth Allocation Managed Risk Fund
•	LVIP American Preservation Fund

* This fund is only available to contracts issued on or after May 22, 2017.
Option 3—Investment Requirements for Lincoln IRA Income PlusSM. If you elect Lincoln IRA Income PlusSM, you must allocate 100% of your Contract Value among the following Subaccounts:
•	American Funds Managed Risk Asset Allocation Fund
•	American Funds Managed Risk Global Allocation PortfolioSM
•	American Funds Managed Risk Growth and Income PortfolioSM
•	American Funds Managed Risk Growth PortfolioSM
•	LVIP American Global Balanced Allocation Managed Risk Fund
•	LVIP American Global Growth Allocation Managed Risk Fund
Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit elected on or after May 21, 2018 for contracts issued on or after May 22, 2017. If your contract was issued on or after May 22, 2017 and you elected i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018 and prior to May 18, 2020, you must currently allocate 100% of your i4LIFE® Advantage Account Value among all Subaccounts except those listed below.
•	American Funds Capital World Bond Fund
•	American funds Global Small Capitalization Fund

•	American Funds New World Fund®
The fixed account, if available, is only available for dollar cost averaging
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund Model, American Funds Balanced Model Portfolio or American Funds Conservative Model Portfolio. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit elected on or after May 21, 2018 for contracts issued prior to May 22, 2017. If your contract was issued prior to May 22, 2017 and you elected i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018 and prior to May 18, 2020, you must currently allocate 100% of your i4LIFE® Advantage Account Value among one or more of the following Subaccounts only.
•	American Funds Capital Income Builder®
•	American Funds Global Balanced Fund
•	American Funds Global Growth PortfolioSM
•	American Funds Growth and Income PortfolioSM
•	American Funds Managed Risk Asset Allocation Fund
•	American Funds Managed Risk Global Allocation PortfolioSM
•	American Funds Managed Risk Growth and Income PortfolioSM
•	American Funds Managed Risk Growth Fund
•	American Funds Managed Risk Growth PortfolioSM
•	American Funds Managed Risk Growth-Income Fund
•	American Funds Managed Risk International Fund
•	American Funds Managed Risk Washington Mutual Investors Fund
•	LVIP American Balanced Allocation Fund
•	LVIP American Global Balanced Allocation Managed Risk Fund
•	LVIP American Global Growth Allocation Managed Risk Fund
•	LVIP American Growth Allocation Fund
•	LVIP American Income Allocation Fund
•	LVIP American Preservation Fund

The fixed account, if available, is only available for dollar cost averaging
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of the Account Value in accordance with the American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund asset allocation model made available to you by your broker-dealer. If you terminate the asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3 – Investment Requirements for other Living Benefit Riders for contracts issued on or after May 22, 2017. If you elected i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018, Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, Lincoln Wealth PassSM, 4LATER® Select Advantage or Lincoln Long-Term CareSM Advantage on or after May 22, 2017, or you are transitioning to i4LIFE® Advantage Select Guaranteed income Benefit from one of these riders, you must currently allocate your Contract Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government/AAA Rated Securities Fund LVIP American Preservation Fund	American Funds Asset Allocation Fund
American Funds Capital Income Builder®
American Funds Capital World Growth and Income Fund
American Funds Global Balanced Fund
American Funds Global Growth Fund
American Funds Global Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Trust
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Ultra-Short Bond Fund
American Funds Washington Mutual Investors Fund
LVIP American Balanced Allocation Fund

Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
LVIP American Global Balanced Allocation Managed Risk Fund LVIP American Global Growth Allocation Managed Risk Fund LVIP American Growth Allocation Fund LVIP American Income Allocation Fund
The fixed account is only available for dollar cost averaging.
As an alternative, if you purchased your contract on or after May 22, 2017, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Funds Global Balanced Fund
•	American Funds Growth and Income PortfolioSM
•	American Funds Managed Risk Asset Allocation Fund
•	American Funds Managed Risk Global Allocation PortfolioSM
•	American Funds Managed Risk Growth and Income PortfolioSM
•	American Funds Managed Risk Growth PortfolioSM
•	American Funds Mortgage Fund
•	American Funds The Bond Fund of America
•	American Funds U.S. Government Securities Fund
•	LVIP American Balanced Allocation Fund
•	LVIP American Global Balanced Allocation Managed Risk Fund
•	LVIP American Global Growth Allocation Managed Risk Fund
•	LVIP American Growth Allocation Fund
•	LVIP American Income Allocation Fund
•	LVIP American Preservation Fund

The fixed account, if available, is only available for dollar cost averaging.
Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: American Funds Balanced Model Portfolio, American Funds Conservative Model Portfolio or American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3 – Investment Requirements for other Living Benefit Riders for contracts issued prior to May 22, 2017 that elect a rider on or after August 29, 2016 (October 3, 2016 for existing Contractowners). If you elected i4LIFE® Advantage Select Guaranteed Income Benefit on or after August 29, 2016 (October 3, 2016 for existing Contractowners) but prior to May 21, 2018, or Lincoln Market Select® Advantage, 4LATER® Select Advantage or Lincoln Long-Term CareSM Advantage on or after August 29, 2016 (October 3, 2016 for existing Contractowners), or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders, you must currently allocate 100% of your Contract Value among one or more of the following Subaccounts.
•	American Funds Global Balanced Fund
•	American Funds Growth and Income PortfolioSM
•	American Funds Managed Risk Asset Allocation PortfolioSM
•	American Funds Managed Risk Global Allocation PortfolioSM
•	American Funds Managed Risk Growth PortfolioSM
•	American Funds Managed Risk Growth and Income PortfolioSM
•	LVIP American Balanced Allocation Fund
•	LVIP American Growth Allocation Fund
•	LVIP American Income Allocation Fund
•	LVIP American Preservation Fund
The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, contracts that purchase one of these Living Benefit Riders on or after August 29, 2016 and prior to January 9, 2017 may allocate 100% of your Contract Value or Account Value among the American Funds Asset Allocation Fund (85%) and the American Funds U.S. Government/AAA-Rated Securities Fund (15%).
Contracts issued prior to May 22, 2017 that purchase one of these Living Benefit Riders on or after January 9, 2017 may satisfy these Investment Requirements by allocating 100% of the Contract Value or Account Value in accordance with the American Funds Asset

Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund asset allocation model made available to you by your broker-dealer. If you terminate the asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3 – Investment Requirements for other Living Benefit Riders elected on or after October 5, 2015 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners). For i4LIFE® Advantage Guaranteed Income Benefit (version 4) and Lincoln Long-Term CareSM Advantage riders purchased on or after October 5, 2015 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners), you must currently allocate your Contract Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value.	Group 2 Investments cannot exceed 70% of Contract Value or Account Value.	Group 3 Investments cannot exceed 10% of Contract Value or Account Value.
American Funds Capital World Bond Fund American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government Securities Fund LVIP American Preservation Fund	American Funds Asset Allocation Fund
American Funds Capital Income Builder®
American Funds Capital World Growth and Income Fund
American Funds Global Balanced Fund
American Funds Global Growth Fund
American Funds Global Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Trust
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Ultra-Short Bond Fund
American Funds Washington Mutual Investors Fund
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
	LVIP American Income Allocation Fund	American Funds Global Small Capitalization Fund American Funds New World Fund®
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Funds Asset Allocation Fund
•	American Funds Capital World Bond Fund
•	American Funds Global Balanced Fund
•	American Funds Mortgage Fund
•	American Funds The Bond Fund of America
•	American Funds U.S. Government Securities Fund
•	LVIP American Balanced Allocation Fund
•	LVIP American Growth Allocation Fund
•	LVIP American Income Allocation Fund
•	LVIP American Preservation Fund
The fixed account, if available, is only available for dollar cost averaging.

Option 3 – Investment Requirements for other Living Benefit Riders elected prior to August 29, 2016 (October 3, 2016 for existing Contractowners). If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), prior to August 29, 2016 (October 3, 2016 for existing Contractowners). you must currently allocate your Contract Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value.	Group 2 Investments cannot exceed 70% of Contract Value or Account Value.	Group 3 Investments cannot exceed 10% of Contract Value or Account Value.
American Funds Capital World Bond Fund American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government Securities Fund LVIP American Preservation Fund	All other Subaccounts, except as described below.	No Subaccounts at this time.
The fixed account, if available, is only available for dollar cost averaging.

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Funds Asset Allocation Fund
•	American Funds Capital World Bond Fund
•	American Funds Global Balanced Fund
•	American Funds Managed Risk Asset Allocation Fund
•	American Funds Managed Risk Global Allocation PortfolioSM
•	American Funds Managed Risk Growth and Income PortfolioSM
•	American Funds Managed Risk Growth PortfolioSM
•	American Funds Mortgage Fund
•	American Funds The Bond Fund of America
•	American Funds U.S. Government Securities Fund
•	LVIP American Balanced Allocation Fund
•	LVIP American Global Balanced Allocation Managed Risk Fund
•	LVIP American Global Growth Allocation Managed Risk Fund
•	LVIP American Growth Allocation Fund
•	LVIP American Income Allocation Fund
•	LVIP American Preservation Fund

To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models depending on when you purchased your contract, made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: American Legacy Fundamental Equity Growth Model, American Legacy Fundamental Balanced Model, or American Legacy Fundamental Income Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1 or Group 2 Subaccounts as described above. These models are not available for contracts issued on or after November 15, 2010. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to the LVIP American Income Allocation Fund subaccount or the American Legacy Fundamental Income Model. This model is not available for contracts purchased on or after November 15, 2010.

This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 1, 2021, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
SEC File Nos. 333-135219; 811-05721
EDGAR Contract Identifier C000035632

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